Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Risk Management and Strategy

We have established comprehensive cybersecurity risk management procedures, encompassing vulnerability assessments, penetration testing, security audits, and annual security training, to mitigate risks and ensure regulatory compliance proactively.

To further enhance our cybersecurity posture, we engage a third-party service provider for comprehensive support in identifying, assessing, managing, and mitigating risks associated with cybersecurity threats and incidents. We recognize that third-party service providers may introduce cybersecurity risks. We therefore perform a risk assessment of third-party service providers prior to onboarding.

The above cybersecurity risk management processes are integrated into our overall risk management program. Cybersecurity threats are understood to be dynamic and to intersect with various other enterprise risks. As such, cybersecurity is considered an integral component of our enterprise-wide risk management approach. Management is responsible for identifying risks that may impede the effectiveness of our control activities. An annual risk assessment process is in place, as necessitated by evolving business needs. Each identified risk is evaluated based on its potential impact and the likelihood of occurrence.

Our Head of Cybersecurity, with experience in both Information Technology (“IT”) and Operational Technology (“OT”), leads our efforts to manage risks related to our IT and OT processes. This role works closely with our Head of Information Technology and the Chief Operating Officer (COO). This collaborative oversight is designed to create a robust approach to safeguarding our information systems against potential threats.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	The above cybersecurity risk management processes are integrated into our overall risk management program. Cybersecurity threats are understood to be dynamic and to intersect with various other enterprise risks. As such, cybersecurity is considered an integral component of our enterprise-wide risk management approach.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]
Governance

The Head of Cybersecurity updates the Cybersecurity Steering Committee (“CSC”) when potential risks arising from cybersecurity threats and incidents are identified. The CSC includes key executives such as the Chief Financial Officer, Chief Accounting Officer, Head of Legal, Head of Investor Relations and Head of IT. The committee is responsible for assessing the materiality of cybersecurity risks and incidents. Significant cybersecurity risks identified by the CSC are communicated to the Audit Committee, and a comprehensive report is subsequently presented to the board of directors.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]
Our Head of Cybersecurity, with experience in both Information Technology (“IT”) and Operational Technology (“OT”), leads our efforts to manage risks related to our IT and OT processes. This role works closely with our Head of Information Technology and the Chief Operating Officer (COO). This collaborative oversight is designed to create a robust approach to safeguarding our information systems against potential threats.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]
The Head of Cybersecurity updates the Cybersecurity Steering Committee (“CSC”) when potential risks arising from cybersecurity threats and incidents are identified. The CSC includes key executives such as the Chief Financial Officer, Chief Accounting Officer, Head of Legal, Head of Investor Relations and Head of IT. The committee is responsible for assessing the materiality of cybersecurity risks and incidents. Significant cybersecurity risks identified by the CSC are communicated to the Audit Committee, and a comprehensive report is subsequently presented to the board of directors.

Cybersecurity Risk Role of Management [Text Block]	Management is responsible for identifying risks that may impede the effectiveness of our control activities. An annual risk assessment process is in place, as necessitated by evolving business needs. Each identified risk is evaluated based on its potential impact and the likelihood of occurrence.
Our Head of Cybersecurity, with experience in both Information Technology (“IT”) and Operational Technology (“OT”), leads our efforts to manage risks related to our IT and OT processes. This role works closely with our Head of Information Technology and the Chief Operating Officer (COO). This collaborative oversight is designed to create a robust approach to safeguarding our information systems against potential threats.
The Head of Cybersecurity updates the Cybersecurity Steering Committee (“CSC”) when potential risks arising from cybersecurity threats and incidents are identified. The CSC includes key executives such as the Chief Financial Officer, Chief Accounting Officer, Head of Legal, Head of Investor Relations and Head of IT. The committee is responsible for assessing the materiality of cybersecurity risks and incidents. Significant cybersecurity risks identified by the CSC are communicated to the Audit Committee, and a comprehensive report is subsequently presented to the board of directors.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our Head of Cybersecurity, with experience in both Information Technology (“IT”) and Operational Technology (“OT”), leads our efforts to manage risks related to our IT and OT processes. This role works closely with our Head of Information Technology and the Chief Operating Officer (COO).
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our Head of Cybersecurity, with experience in both Information Technology (“IT”) and Operational Technology (“OT”), leads our efforts to manage risks related to our IT and OT processes.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The Head of Cybersecurity updates the Cybersecurity Steering Committee (“CSC”) when potential risks arising from cybersecurity threats and incidents are identified. The CSC includes key executives such as the Chief Financial Officer, Chief Accounting Officer, Head of Legal, Head of Investor Relations and Head of IT
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true